Related-party Information (Schedule of Transactions with Associates) (Details) - Associates [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Sales of electricity			$ 5,115
Operating expenses			204
Other income, net	$ 198	$ 178	$ 95